ProShares High Yield-Interest Rate Hedged N-1A Cover	May 30, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	ProShares Trust
Entity Central Index Key	0001174610
Entity Investment Company Type	N-1A
Document Period End Date	May 30, 2025
Prospectus Date	Jan. 29, 2026